Details of Significant Accounts - Revenue, schedule of revenue from contracts with customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details of Significant Accounts
Revenue from contracts with customers	$ 28,194	$ 24,832